Leases - Income from Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease liabilities [abstract]
Vehicle leasing revenue	$ 11,566	$ 7,493